TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December, 31
	2019	2020
In respect of:
Net operating loss carry forward	$25,879	$34,835
Research and development expenses	7,842	7,133
Other	1,226	1,085
Less – valuation allowance	(34,947)	(43,053)
Net deferred tax assets	$—	$—

Roll Forward of Valuation Allowance
Balance at January 1, 2018	$21,982
Additions	4,184
Balance at December 31, 2018	$26,166
Additions	8,781
Balance at December 31, 2019	$34,947
Additions	8,106
Balance at December 31, 2020	$43,053